Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment, Estimated Useful Lives

Property, plant and equipment, are stated at cost less accumulated depreciation. Depreciation expenses are computed using the straight-line method over the estimated useful lives of the assets with a 5% residual value. The estimated useful lives are as follows:

Estimated Useful Life
Electric equipment	3 Years
Office equipment and furniture	3 - 5 Years
Leasehold improvement	Shorter of useful life or lease term

Schedule of Disaggregation of Our Revenue

The following table identifies the disaggregation of our revenue for the years ended December 31, 2025, 2024 and 2023, respectively:

	For the Years Ended December 31,
	2025	2024	2023
Category of Revenue:
Advertising revenue	$146,108	$144,290	$149,046
Copyrights revenue	2,625	2,615	3,035
CHEERS e-Mall marketplace service revenue	51	207	232
Other revenue	51	84	14
Total	148,835	147,196	152,327

Timing of Revenue Recognition:
Services transferred over time	148,733	146,905	152,081
Services transferred at a point in time	51	207	232
Goods transferred at a point in time	51	84	14
Total	$148,835	$147,196	$152,327